WCM International Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.9%
	ARGENTINA — 1.1%
680	MercadoLibre, Inc.*	$862,158
	CANADA — 6.2%
21,270	Canadian National Railway Co.	2,303,324
8,549	Intact Financial Corp.	1,246,317
129,130	Ivanhoe Mines Ltd. - Class A*	1,106,584
		4,656,225
	DENMARK — 2.3%
18,700	Novo Nordisk A.S. - Class B	1,706,844
	FRANCE — 2.3%
12,661	Airbus S.E.	1,699,645
	GERMANY — 2.9%
54,330	Evotec S.E.*	1,085,566
36,995	Hensoldt A.G.	1,092,759
		2,178,325
	HONG KONG — 2.9%
266,280	AIA Group Ltd.	2,171,112
	HUNGARY — 1.6%
51,150	Richter Gedeon Nyrt	1,238,079
	INDIA — 3.3%
41,560	HDFC Bank Ltd. - ADR	2,452,456
	INDONESIA — 2.8%
8,775,000	Telkom Indonesia Persero Tbk P.T.	2,129,165
	IRELAND — 7.0%
6,210	Accenture PLC - Class A	1,907,153
10,279	Aon PLC - Class A	3,332,657
		5,239,810
	JAPAN — 4.2%
9,995	Daikin Industries Ltd.	1,570,079
4,138	Disco Corp.	763,691
79,300	MonotaRO Co., Ltd.	849,302
		3,183,072

WCM International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 3.1%
65,050	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	$1,069,168
560,944	Megacable Holdings S.A.B. de C.V.	1,234,704
		2,303,872
	NETHERLANDS — 2.5%
1,765	Adyen N.V.*	1,316,799
910	ASML Holding N.V.	535,681
		1,852,480
	PERU — 2.6%
15,210	Credicorp Ltd.	1,946,424
	SINGAPORE — 4.5%
161,813	United Overseas Bank Ltd.	3,373,570
	SOUTH KOREA — 1.5%
66,980	Coupang, Inc.*	1,138,660
	SPAIN — 4.6%
307,216	Iberdrola S.A.	3,441,118
	SWEDEN — 3.0%
121,170	Sandvik A.B.	2,235,838
	SWITZERLAND — 4.3%
20,841	Alcon, Inc.	1,606,008
19,330	SGS S.A.	1,626,389
		3,232,397
	TAIWAN — 1.9%
250,960	Feng TAY Enterprise Co., Ltd.	1,424,368
	UNITED KINGDOM — 16.9%
51,409	AstraZeneca PLC - ADR	3,481,418
107,790	Compass Group PLC	2,630,307
31,196	Endava PLC - ADR*	1,789,091
22,370	London Stock Exchange Group PLC	2,247,372
122,422	Persimmon PLC	1,609,440
114,230	Wise PLC - Class A*	955,540
		12,713,168
	UNITED STATES — 12.4%
73,145	Baker Hughes Co.	2,583,481

WCM International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
5,940	Hess Corp.	$908,820
28,784	International Flavors & Fragrances, Inc.	1,962,205
7,617	Mastercard, Inc. - Class A	3,015,647
12,010	Micron Technology, Inc.	817,040
		9,287,193
	TOTAL COMMON STOCKS
	(Cost $69,395,514)	70,465,979
	SHORT-TERM INVESTMENTS — 6.1%
4,561,083	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%[1]	4,561,083
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,561,083)	4,561,083
	TOTAL INVESTMENTS — 100.0%
	(Cost $73,956,597)	75,027,062
	Other Assets in Excess of Liabilities — 0.0%	35,204
	TOTAL NET ASSETS — 100.0%	$75,062,266

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.